Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]	Treasury Stock NIS 0.01 par value [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained earnings [Member]	Total
Balance, value at Dec. 31, 2022	$ 175	$ (1,898)	$ 187,105	$ 0	$ 198,720	$ 384,102
Balance, shares at Dec. 31, 2022	46,505,318
Treasury stock, shares at Dec. 31, 2022		(2,092,376)
Exercise of share options and RSUs	$ 1	$ 0	181	0	0	182
Exercise of share options and RSUs, shares	488,680
Share-based compensation expense	$ 0	0	12,598	0	0	12,598
Share-based compensation adjustment	0	0	505	0	0	505
Unrealised gain (loss) on investments	0	0	0	740	0	740
Deferred tax income (expenses)	0	0	0	(611)	0	(611)
Net Income (Loss)	0	$ 0	0	0	78,632	78,632
Treasury stock, shares at Dec. 31, 2023		(2,092,376)
Balance, value at Dec. 31, 2023	$ 176	$ (1,898)	200,389	129	277,352	476,148
Balance, shares at Dec. 31, 2023	46,993,998
Exercise of share options and RSUs	$ 1	0	41	0	0	42
Exercise of share options and RSUs, shares	547,684
Share-based compensation expense	$ 0	0	14,501	0	0	14,501
Unrealised gain (loss) on investments	0	0	0	(558)	0	(558)
Deferred tax income (expenses)	0	0	0	632	0	632
Dividend paid ($1.33 per ordinary share)	0	0	0	0	(60,045)	(60,045)
Net Income (Loss)	0	$ 0	0	0	118,515	$ 118,515
Treasury stock, shares at Dec. 31, 2024		(2,092,376)				2,092,376
Balance, value at Dec. 31, 2024	$ 177	$ (1,898)	214,931	203	335,822	$ 549,235
Balance, shares at Dec. 31, 2024	47,541,682					45,449,306
Exercise of share options and RSUs	$ 1	0	69	0	0	$ 70
Exercise of share options and RSUs, shares	378,827
Share-based compensation expense	$ 0	0	16,892	0	0	16,892
Unrealised gain (loss) on investments	0	0	0	1,181	0	1,181
Deferred tax income (expenses)	0	0	0	(1,097)	0	(1,097)
Net Income (Loss)	0	$ 0	0	0	50,722	$ 50,722
Treasury stock, shares at Dec. 31, 2025		(2,092,376)				2,092,376
Balance, value at Dec. 31, 2025	$ 178	$ (1,898)	$ 231,892	$ 287	$ 386,544	$ 617,003
Balance, shares at Dec. 31, 2025	47,920,509					45,828,133